PROJECT ASSETS, NET (Schedule of Project Assets and Related Accumulated Depreciation) (Details)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
PROJECT ASSETS [Abstract]
Completed	¥ 32,804,285		¥ 30,188,445
Under construction	196,313,031		31,935,354
Less: Accumulated depreciation	(9,936,696)		(7,060,303)
Project Assets, net	¥ 219,180,620	$ 32,943,144	¥ 55,063,496